Prepaid Assets and Other Receivable (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Prepaid Assets and Other Receivable
Schedule of prepaid assets and other receivable

	April 30,	October 31,
	2025	2024
Receivable from a third-party (1)	$1,169	$846,548
Deposits (2)	78,627	85,267
Others (3)	60,079	33,136
	$139,875	$964,951
(1)	Consists of advances made to a third-party company to pay for operating expenses.
(2)	Consists of rent deposits and deposits on bidding. Some customers may require the Company to pay a certain amount of deposit during the bidding process which will be refunded upon completion of the sales.
(3)	Consists of prepaid rent, advances to employees for travel expenses, office supply purchases, and etc.

	Years Ended October 31,
	2024	2023
Receivable from a third-party (1)	$846,548	$729,536
Deposits (2)	85,267	94,937
Others (3)	33,136	42,793
	$964,951	$867,266
(1)	Consists of advances made to a third-party company to pay for operating expenses.
(2)	Consists of rent deposits and deposit on bidding. Some customers may require the Company to pay a certain amount of deposit during the bidding process which will be refunded upon completion of the sales.
(3)	Consists of prepaid rent, advances to employees for travel expenses, office supply purchases, and etc.